Segmentation of key figures (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	6.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,249	$ 9,631	9,646
Net sales, change in %	(4.00%)	0.00%
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)	0.00%
Sandoz | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,776	$ 7,092	7,244
Net sales, change in %	(4.00%)	(2.00%)
Sandoz | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,093	$ 2,116	1,928
Net sales, change in %	(1.00%)	10.00%
Sandoz | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 380	$ 423	474
Net sales, change in %	(10.00%)	(11.00%)
Sandoz | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 777	$ 707	694
Sandoz | Anti Infectives [member] | Total anti-infectives net sales [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,200	$ 1,100	$ 1,200